Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We generally grant annual equity-based awards during the first quarter of our fiscal year, with the Compensation Committee approving grants to executive officers, although such timing may change from year to year. The Compensation Committee also may consider and approve interim or mid-year grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the Compensation Committee. The Compensation Committee does not take into account material nonpublic information in determining the timing or terms of equity-based awards, and we have not timed the disclosure of material nonpublic information based on equity grant dates or for the purpose of affecting the value of executive compensation.
Award Timing Method	We generally grant annual equity-based awards during the first quarter of our fiscal year, with the Compensation Committee approving grants to executive officers, although such timing may change from year to year. The Compensation Committee also may consider and approve interim or mid-year grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, in the discretion of the Compensation Committee.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false